Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for Livent’s principal executive officer (“PEO”) and Non-PEO NEOs and Livent performance for the fiscal years listed below. The Livent Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:(4)
	Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1),(2),(3)	Table Total for Non-PEO NEOs(1)	Actually Paid to Non-PEO NEOs(1),(2),(3)	TSR	Peer Group TSR	Net Income(5)	Livent Adjusted EBITDA(6)
Year	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2023	5,070,011	3,162,037	1,633,465	1,201,936	210.29	146.45	330.1	504.0
2022	4,144,685	4,296,561	1,326,307	1,397,314	232.40	131.89	273.5	270.8
2021	4,747,841	7,473,306	1,391,078	1,975,549	285.15	148.63	0.6	69.5
2020	1,744,802	5,133,790	660,216	1,302,432	220.35	118.05	(16.3)	22.3
1.	Paul Graves was Livent’s PEO for each year presented. The individuals comprising Livent’s Non-PEO NEOs for each year presented are Gilberto Antoniazzi and Sara Ponessa.
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs, who were the sole executive officers at Livent. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Livent PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	5,070,011	(2,734,780)	826,806	3,162,037
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,633,465	(621,686)	190,157	1,201,936
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	1,152,393	(630,869)	385,383	(80,101)	—	—	826,806
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	261,921	(141,102)	87,597	(18,259)	—	—	190,157
4.
The TSR set forth in this table assumes $100 was invested on December 31, 2019, in Livent’s Common Stock, through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The Peer Group TSR assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the S&P 500 Chemicals Index. Historical stock performance is not necessarily indicative of future stock performance.

5.	This column includes Livent’s Net Income for each year presented.
6.
We determined Livent Adjusted EBITDA, as defined for purposes of our annual incentive plan and discussed in our CD&A, to be the most important financial performance measure used to link Livent performance to Compensation Actually Paid to Livent’s PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important Livent financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years, including for purposes of the combined company. Livent’s Adjusted EBITDA is defined for purposes of the annual incentive plan as set forth above in the “Executive Compensation—Compensation Discussion and Analysis” section.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.	Paul Graves was Livent’s PEO for each year presented. The individuals comprising Livent’s Non-PEO NEOs for each year presented are Gilberto Antoniazzi and Sara Ponessa.

Peer Group Issuers, Footnote
4.
The TSR set forth in this table assumes $100 was invested on December 31, 2019, in Livent’s Common Stock, through the end of the listed year. The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The Peer Group TSR assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the S&P 500 Chemicals Index. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,070,011	$ 4,144,685	$ 4,747,841	$ 1,744,802
PEO Actually Paid Compensation Amount	$ 3,162,037	4,296,561	7,473,306	5,133,790
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Livent PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	5,070,011	(2,734,780)	826,806	3,162,037
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	1,152,393	(630,869)	385,383	(80,101)	—	—	826,806

Non-PEO NEO Average Total Compensation Amount	$ 1,633,465	1,326,307	1,391,078	660,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,201,936	1,397,314	1,975,549	1,302,432
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Livent PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,633,465	(621,686)	190,157	1,201,936
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	261,921	(141,102)	87,597	(18,259)	—	—	190,157

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to Livent’s PEO, the average of Compensation Actually Paid to Livent’s Non-PEO NEOs, and Livent’s cumulative TSR over the four most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Livent Net Income
The following chart sets forth the relationship between Compensation Actually Paid to Livent’s PEO, the average of Compensation Actually Paid to Livent’s Non-PEO NEOs, and Livent’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Livent Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to Livent’s PEO, the average of Compensation Actually Paid to Livent’s Non-PEO NEOs, and Livent’s Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to Livent’s PEO, the average of Compensation Actually Paid to Livent’s Non-PEO NEOs, and Livent’s cumulative TSR over the four most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

Tabular List, Table
Tabular List of Most Important Livent Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to Livent’s PEO and Non-PEO NEOs for 2023 to Livent performance. The measures in this table are not ranked.
Adjusted EBITDA Relative TSR

Total Shareholder Return Amount	$ 210.29	232.4	285.15	220.35
Peer Group Total Shareholder Return Amount	146.45	131.89	148.63	118.05
Net Income (Loss)	$ 330,100,000	$ 273,500,000	$ 600,000	$ (16,300,000)
Company Selected Measure Amount	504,000,000	270,800,000	69,500,000	22,300,000
PEO Name	Paul Graves	Paul Graves	Paul Graves	Paul Graves
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
6.
We determined Livent Adjusted EBITDA, as defined for purposes of our annual incentive plan and discussed in our CD&A, to be the most important financial performance measure used to link Livent performance to Compensation Actually Paid to Livent’s PEO and Non-PEO NEOs in 2023. This performance measure may not have been the most important Livent financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years, including for purposes of the combined company. Livent’s Adjusted EBITDA is defined for purposes of the annual incentive plan as set forth above in the “Executive Compensation—Compensation Discussion and Analysis” section.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,734,780)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,806
PEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,152,393
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,869)
PEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,383
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,101)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,686)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,157
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,921
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,102)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,597
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,259)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0